UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09937

THE MUNDER @VANTAGE FUND

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.
Portfolio of Investments
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
Exhibit Index
Certification of Enrique Chang, P & PEO and Peter K. Hoglund, VP & PFO

Item 1. Schedule of Investments.

Munder @Vantage Fund®

Portfolio of Investments, March 31, 2005 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 79.5%
Biotechnology — 0.5%
3,000	Affymetrix, Inc.†	$128,520

Capital Markets — 3.8%
51,400	Ameritrade Holding Corporation†,(j)	524,794
33,800	E*TRADE Financial Corporation†	405,600

		930,394

Commercial Services & Supplies — 5.5%
1,500	51 job, Inc., ADR†	25,485
5,572	Apollo Group, Inc., Apollo Education Group Class A†	412,662
32,700	Monster Worldwide, Inc.†	917,235

		1,355,382

Communications Equipment — 3.3%
31,900	Alvarion Ltd.†	305,921
39,085	CIENA Corporation†,(f),(g),(k)	50,420
3,600	Option N.V.†	118,154
6,300	QUALCOMM Incorporated	230,895
22,700	Sonus Networks, Inc.†	96,248

		801,638

Computers & Peripherals — 3.0%
11,800	Apple Computer, Inc.†	491,706
23,300	Novatel Wireless, Inc.†	250,475

		742,181

Hotels, Restaurants & Leisure — 2.3%
13,800	Ctrip.com International Ltd., ADR†	522,330
4,600	eLong Inc., ADR†	41,400

		563,730

Information Technology Services — 2.5%
14,200	CheckFree Corporation†	578,792
2,800	Fastclick, Inc.†,(i)	33,600

		612,392

Internet & Catalog Retail — 15.4%
16,500	Amazon.com, Inc.†	565,455
3,500	Audible, Inc.†	47,320
3,500	Blue Nile, Inc.†	96,775
10,300	Celebrate Express, Inc.†	201,777
30,000	drugstore.com, inc.†	77,400
10,000	eBay, Inc.†	372,600

18,700	eDiets.com, Inc.†	60,775
11,700	FTD Group, Inc.†	141,804
6,523	IAC/ InterActiveCorp†	145,267
46,100	priceline.com Incorporated †	1,161,720
19,375	Provide Commerce, Inc.†	559,550
11,800	Shopping.com Ltd.†	210,040
7,873	Stamps.com Inc.†	130,692

		3,771,175

Internet Software & Services — 30.2%
24,700	Akamai Technologies, Inc.†	314,431
67,400	aQuantive, Inc.†	746,118
38,900	Autobytel, Inc.†	196,056
8,937	Bankrate, Inc.†	119,666
7,500	China Finance Online Co. Limited, ADR†	53,663
44,200	CNET Networks, Inc.†	417,248
13,119	Digital Insight Corp†	215,152
16,900	Digital River, Inc.†	526,604
6,100	Google Inc., Class A†	1,101,111
6,300	Greenfield Online, Inc.†	123,795
58,900	HomeStore, Inc.†	130,758
3,000	HouseValues, Inc.†	37,740
6,500	Hurray! Holding Co., Ltd., ADR†	54,925
13,500	iVillage Inc.†	82,215
14,800	Knot, Inc. (The)†	106,560
205,100	lastminute.com PLC†	449,304
6,600	NetEase.com, Inc., ADR†	318,186
16,300	PlanetOut Inc.†	137,409
26,800	SINA Corporation†	832,408
4,500	Sohu.com, Inc.†	79,110
119,200	Tencent Holdings Ltd†	86,352
8,225	Tom Online, Inc., ADR†	103,388
6,400	VeriSign, Inc.†	183,680
3,700	Websense, Inc.†	199,060
22,600	Yahoo! Inc.†	766,140

		7,381,079

Media — 2.4%
6,500	Getty Images, Inc.†	462,215
27,800	Harris Interactive, Inc.†	128,158

		590,373

Real Estate — 0.9%
16,100	ZipRealty, Inc.†	226,849

Semiconductors & Semiconductor Equipment — 1.3%
5,000	SigmaTel, Inc.†	187,150
11,500	Silicon Image, Inc.†	115,690

		302,840

Software — 5.9%
6,250	Blackboard, Inc.†	109,000
7,500	JAMDAT Mobile Inc.†	129,300
10,400	KongZhong Corporation, ADR†	83,200
7,600	Macromedia, Inc.†	254,600
1,400	Macrovision Corporation†	31,906
7,700	Red Hat, Inc.†	84,007
16,800	Shanda Interactive Entertainment Ltd., ADR†	507,360
2,900	Symantec Corporation†	61,857
25,000	TIBCO Software Inc.†	186,250

		1,447,480

Thrifts & Mortgage Finance — 1.9%
44,000	E-LOAN, Inc.†	116,600
39,300	NetBank, Inc.	333,264

		449,864

Wireless Telecommunication Services — 0.6%
20,500	Linktone Ltd., ADR†	149,035

TOTAL COMMON STOCKS
(Cost $18,809,102)		19,452,932

LIMITED PARTNERSHIPS — 17.2%
Multi-Industry — 12.4%
1,300,000	CenterPoint Ventures III (Q) L.P.†,(f),(g),(h),(k)	631,784
1,550,000	New Enterprise Associates 10, L.P.†,(f),(g),(h),(k)	1,195,859
580,000	Telesoft II QP, L.P.†,(f),(g),(h),(k)	462,389
905,869	Trident Capital Fund V, L.P.†,(f),(g),(h),(k)	744,802

		3,034,834

Semiconductors & Semiconductor Equipment — 4.8%
2,500,000	Tech Farm Ventures (Q) L.P.†,(f),(g),(h),(k)	1,176,113

TOTAL LIMITED PARTNERSHIPS
(Cost $6,485,351)		4,210,947

PREFERRED STOCKS — 1.3%
Computers & Peripherals — 0.3%
444,444	Alacritech Information, Series C†,(f),(g),(k)	78,483

Internet Software & Services — 1.0%
328,947	Sygate Technology, Series E†,(f),(g),(k)	250,000

Software — 0.0%
221,893	See Commerce, Series E†,(f),(g),(k)	0

TOTAL PREFERRED STOCKS
(Cost $2,749,996)		328,483

INVESTMENT COMPANY SECURITY — 0.0%#
(Cost $3,777)
100	Nasdaq-100 Trust, Series 1	3,655

Principal
Amount

REPURCHASE AGREEMENT (d) — 1.8%
(Cost $427,000)
$427,000	Agreement with State Street Bank and Trust Company, 2.400% dated 03/31/2005, to be repurchased at $427,028 on 04/01/2005, collateralized by $440,000 FHLB, 3.800% maturing 04/06/2009 (value $438,350)	427,000

TOTAL INVESTMENTS
(Cost $28,475,226)(e)	99.8%	$24,423,017

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Munder @Vantage Fund (the “Fund”) as of March 31, 2005.

(b)	The Fund intends to invest at least 65% of its total net assets in equity securities of U.S. and non-U.S. companies considered by Munder Capital Management (the “Advisor”) to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of industries. The Fund may invest up to 40% of its total assets in equity securities of privately owned Internet-related companies that plan to conduct an initial public offering (IPO) within a period of several months to several years from the time the Fund makes its investment. These companies are referred to as venture capital companies. Venture capital companies represent highly speculative investments by the Fund. Of the Fund’s venture capital holdings, the Fund may invest up to 20% of its total assets in securities of private investment funds that invest primarily in venture capital companies.

(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities, other than depositary receipts, for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	At March 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,795,594 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,847,803 and net depreciation for financial reporting purposes was $4,052,209. At March 31, 2005, aggregate cost for financial reporting purposes was $28,475,226.

(f)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(g)	Fair valued security as of March 31, 2005 (see Note (c) above). As of March 31, 2005, these securities represent $4,589,850, 18.8% of net assets.

(h)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At March 31, 2005, the Fund had a total commitments to contribute $2,375,864 to various issuers when and if required.

(i)	Security purchased on a when-issued basis.

(j)	Security is pledged as collateral for when-issued purchase commitment.

(k)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 40% of its net assets in illiquid securities. At March 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $4,589,850, 18.8% of net assets.

Security	Acquisition Date	Cost

Alacritech Information, Series C	12/13/2001	$999,999
CenterPoint Ventures III (Q) L.P.	03/07/2001	180,731
	07/20/2001	180,731
	10/15/2001	180,731
	07/16/2002	121,813
	11/04/2002	84,341
	06/09/2003	72,292
	09/04/2003	72,292
	01/30/2004	73,803
	04/07/2004	123,006
	08/13/2004	100,000
	11/29/2004	75,000
CIENA Corporation	06/01/2004	101,005
New Enterprise Associates 10, L.P.	10/26/2000	157,376
	01/04/2001	78,688
	07/27/2001	39,344
	09/26/2001	78,688
	01/16/2002	82,875
	04/23/2002	82,875
	07/12/2002	82,875

	11/12/2002	82,875
	02/04/2003	83,730
	07/16/2003	84,783
	09/19/2003	87,276
	12/10/2003	87,530
	04/19/2004	87,815
	08/16/2004	88,805
	12/28/2004	94,317
See Commerce, Series E	04/05/2001	1,499,997
Sygate Technology, Series E	01/21/2004	250,000
Tech Farm Ventures (Q) L.P.	12/19/2000	250,000
	04/25/2001	250,000
	07/27/2001	250,000
	10/25/2001	250,000
	05/20/2002	250,000
	08/27/2002	250,000
	01/10/2003	250,000
	07/10/2003	250,000
	11/10/2003	250,000
	04/14/2004	250,000
Telesoft II QP, L.P.	03/16/2001	274,228
	12/11/2002	80,000
	12/09/2003	40,000
	06/04/2004	80,000
	12/10/2004	80,000
Trident Capital Fund V, L.P.	10/18/2000	188,333
	06/26/2002	66,469
	11/08/2002	66,469
	01/15/2003	132,937
	10/01/2003	67,123
	12/05/2003	67,123
	02/06/2004	67,123
	06/10/2004	69,780
	11/23/2004	70,587
	01/28/2005	70,587

ABBREVIATIONS:

ADR — American Depositary Receipt
FHLB — Federal Home Loan Bank

At March 31, 2005 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	63.4%	$15,512,671
China	11.7	2,856,841
Israel	2.1	515,961
United Kingdom	1.8	449,304
Belgium	0.5	118,155

TOTAL COMMON STOCKS	79.5	19,452,932
LIMITED PARTNERSHIPS	17.2	4,210,947
PREFERRED STOCKS	1.3	328,483
INVESTMENT COMPANY SECURITY	0.0 #	3,655
REPURCHASE AGREEMENT	1.8	427,000

TOTAL INVESTMENTS	99.8%	$24,423,017

# Amount represents less than 0.1% of net assets

Item 2. Controls and Procedures.

(a)      Within 90 days of the filing date of this Form N-Q, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)      There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MUNDER @VANTAGE FUND

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date:	May 26, 2005

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	May 26, 2005

Exhibit Index

Exhibit Number	Description

99.CERT 1	Certification of Enrique Chang, President and Principal Executive Officer and certification of Peter K. Hoglund, Vice President and Principal Financial Officer